Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Taxation in the Statements of Operations

Taxation in the statements of operations represents:

	Six months ended June 30,
	2024	2025
	US$	US$
Hong Kong profits tax provision for the year:
Current	—	—
Deferred	88,734	(307,108)
Total income tax expense	88,734	(307,108)

Schedule of Effective Income Tax Rate

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Net income (loss) before income tax	469,887	—	(3,272,217)	—
Tax at Hong Kong statutory tax rate of 16.5%	77,531	16.5%	(539.916)	16.5%
Reconciling items:
Tax effect of temporary difference	1,877	0.4%	—	—
Tax effect of non-taxable income	(2,825)	(0.6)%	(89)	0.0%
Tax effect of non-deductible expenses	12,151	2.6%	232,897	(7.1)%
Income tax expense (credit)	88,734	18.9%	(307,108)	9.4%

Schedule of Deferred Tax Liabilities and Assets

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Deferred tax liabilities:
Accelerated depreciation and amortization
Opening balances	244,417	694,414
Addition	446,769	112,163
Exchange realignment	3,228	(5,957)
Ending balances	694,414	800,620

Deferred tax assets:
Net operating loss
Opening balances	—	502,086
Addition	499,969	420,243
Exchange realignment	2,117	(8,117)
Ending balances	502,086	914,212
Less: valuation allowance	—	—
Deferred tax assets, net	502,086	914,212